Long-term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, by Maturity [Abstract]
2013	$ 176,667
2014	176,667
2015	176,666
2016	1,110,000
2017	910,000
2018 and thereafter	357,500
Total principal payments	2,907,500	2,779,167
Less: Financing Fees	(54,090)	(43,402)
Total debt	$ 2,853,410	$ 2,735,765